NOTES RECEIVABLE (Tables)	3 Months Ended
Mar. 31, 2022
Notes Receivable
DISCLOSURE OF NOTES RECEIVABLE

	Start Date	Maturity Date	Rate	Principal	Interest	Accretion	Impairment recovery	Total
Note 1(1)	2021-04-21	2022-10-21	0%	$178,223	$-	$3,488	$-	$181,711
Note 2(1)	2021-09-22	2024-09-22	5%	943,544	11,555	6,622	-	961,721
Note 3	2021-11-17	2022-04-26	8%	-	14,795	-	771,260	786,055
Total				$1,121,767	$26,350	$10,110	$771,260	$1,929,487

(1)	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.

	Current assets	Non-Current assets
Note 1	$181,711	$-
Note 2	-	961,721
Note 3	786,055	-
	$967,766	$961,721